Notes Payable (Details) - Schedule of principal maturities of notes payable - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2017
Notes Payable (Details) - Schedule of principal maturities of notes payable [Line Items]
Due on demand	$ 50,037
2021	186,300
2022	64,835
Total	$ 301,172	$ 66,332